Inventories (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories write off	$ 0	$ 29,913	$ 83,500	$ 326,984